OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated May 5, 2009

to the Prospectus dated April 22, 2009

This Supplement updates certain information contained in the currently effective Prospectus of the above-referenced funds, series funds of Old Mutual Funds III (the “Funds”).  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The sections of the Prospectus entitled “About the Old Mutual® Target Plus Portfolios - Fees and Expenses of the Old Mutual Target Plus Portfolios” and “About the Old Mutual Target Plus Portfolios – Expense Examples” are amended by replacing the sections in their entirety with the following:

Fees and Expenses of the Old Mutual Target Plus Portfolios

The table below summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Portfolios.  Shareholder fees are paid directly from your account.  Annual operating expenses are paid out of a Portfolio’s assets.  Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table	Institutional Class	Class A	Class C
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None 1	1.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00
Redemption/Exchange Fee 2 (as a percentage of amount redeemed)	2.00%	2.00%	2.00%

Fees and Expenses Table	Institutional Class	Class A	Class C
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Old Mutual 2011-2020 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses3	32.28%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses5	33.29%	47.68%	48.43%
Fee Waivers and/or Expense Reimbursement 6	(32.43%)	(46.37%)	(46.37%)
Net Operating Expenses	0.86%	1.31%	2.06%

Old Mutual 2011-2020 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	32.26%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses5	33.38%	47.79%	48.54%
Fee Waivers and/or Expense Reimbursement6	(32.46%)	(46.37%)	(46.37%)
Net Operating Expenses	0.92%	1.42%	2.17%

Old Mutual 2011-2020 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses3	32.30%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses5	33.49%	47.86%	48.61%
Fee Waivers and/or Expense Reimbursement 6	(32.50%)	(46.37%)	(46.37%)
Net Operating Expenses	0.99%	1.49%	2.24%

Old Mutual 2021-2030 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses3	32.41%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses5	33.48%	47.74%	48.49%
Fee Waivers and/or Expense Reimbursement 6	(32.56%)	(46.37%)	(46.37%)
Net Operating Expenses	0.92%	1.37%	2.12%

Fees and Expenses Table	Institutional Class	Class A	Class C
Old Mutual 2021-2030 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses3	32.29%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses5	33.48%	47.86%	48.61%
Fee Waivers and/or Expense Reimbursement 6	(32.49%)	(46.37%)	(46.37%)
Net Operating Expenses	0.99%	1.49%	2.24%

Old Mutual 2021-2030 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	32.35%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	1.00%	1.00%	1.00%
Total Annual Fund Operating Expenses5	33.60%	47.92%	48.67%
Fee Waivers and/or Expense Reimbursement 6	(32.55%)	(46.37%)	(46.37%)
Net Operating Expenses	1.05%	1.55%	2.30%

Old Mutual 2031-2040 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses3	32.79%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses5	33.89%	47.77%	48.52%
Fee Waivers and/or Expense Reimbursement 6	(32.94%)	(46.37%)	(46.37%)
Net Operating Expenses	0.95%	1.40%	2.15%

Old Mutual 2031-2040 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	33.13%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.97%	0.97%	0.97%
Total Annual Fund Operating Expenses5	34.35%	47.89%	48.64%
Fee Waivers and/or Expense Reimbursement 6	(33.33%)	(46.37%)	(46.37%)
Net Operating Expenses	1.02%	1.52%	2.27%

Fees and Expenses Table	Institutional Class	Class A	Class C
Old Mutual 2031-2040 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	32.87%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	1.00%	1.00%	1.00%
Total Annual Fund Operating Expenses5	34.12%	47.92%	48.67%
Fee Waivers and/or Expense Reimbursement 6	(33.07%)	(46.37%)	(46.37%)
Net Operating Expenses	1.05%	1.55%	2.30%

Old Mutual 2041-2050 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	32.83%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.92%	0.92%	0.92%
Total Annual Fund Operating Expenses5	33.95%	47.79%	48.54%
Fee Waivers and/or Expense Reimbursement 6	(32.98%)	(46.37%)	(46.37%)
Net Operating Expenses	0.97%	1.42%	2.17%

Old Mutual 2041-2050 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	33.05%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses5	34.28%	47.90%	48.65%
Fee Waivers and/or Expense Reimbursement 6	(33.25%)	(46.37%)	(46.37%)
Net Operating Expenses	1.03%	1.53%	2.28%

Old Mutual 2041-2050 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	33.19%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses4	1.00%	1.00%	1.00%
Total Annual Fund Operating Expenses5	34.44%	47.92%	48.67%
Fee Waivers and/or Expense Reimbursement 6	(33.39%)	(46.37%)	(46.37%)
Net Operating Expenses	1.05%	1.55%	2.30%

1	If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

2	Imposed on redemptions within 10 calendar days of purchase.

3	Other Expenses for Class A and Class C shares are based on estimated amounts for the current fiscal year.

4
Each Portfolio indirectly pays a portion of the expenses incurred by the underlying funds.  Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of a Portfolio’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon a Portfolio’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds.  Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

5
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets of each Portfolio stated in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

6
The Adviser contractually has agreed to limit the operating expenses of each Portfolio (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to the following annual rates through December 31, 2010 for Class A and Class C shares and through December 31, 2011 for Institutional Class Shares:

	Institutional Class	Class A	Class C
Old Mutual 2011-2020 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2011-2020 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2011-2020 Aggressive Fund	0.05%	0.55%	1.30%
Old Mutual 2021-2030 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2021-2030 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2021-2030 Aggressive Fund	0.05%	0.55%	1.30%
Old Mutual 2031-2040 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2031-2040 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2031-2040 Aggressive Fund	0.05%	0.55%	1.30%
Old Mutual 2041-2050 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2041-2050 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2041-2050 Aggressive Fund	0.05%	0.55%	1.30%

Effective January 1, 2011 for Class A and Class C shares and effective January 1, 2012 for Institutional Class shares, the Adviser contractually has agreed to limit the operating expenses of each Portfolio (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.20% for Institutional Class shares, 2.00% for Class A shares, and 2.75% for Class C shares through December 31, 2019.  The Adviser will consider further reductions to these limits on an annual basis.

Expense Examples

The following expense examples show what you could pay in expenses over time based on the operating expenses and expense caps described in the Fees and Expenses table above.  It uses the same hypothetical conditions other funds use in their prospectuses:  $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period.  Because actual returns and expenses will be different, the example is for comparison only.

Old Mutual 2011-2020 Conservative Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$88	$291	$528	$1,209
Class A	$701	$1,263	$1,849	$3,430
Class C
without redemption	$209	$952	$1,717	$3,728
with redemption	$309	$952	$1,717	$3,728

Old Mutual 2011-2020 Moderate Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$94	$310	$561	$1,279
Class A	$711	$1,283	$1,880	$3,487
Class C
without redemption	$220	$975	$1751	$3,786
with redemption	$320	$975	$1,751	$3,786

Old Mutual 2011-2020 Aggressive Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$332	$599	$1,360
Class A	$718	$1,304	$1,914	$3,551
Class C
without redemption	$227	$996	$1,785	$3,849
with redemption	$327	$996	$1,785	$3,849

Old Mutual 2021-2030 Conservative Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$94	$310	$561	$1,279
Class A	$706	$1,278	$1,875	$3,482
Class C
without redemption	$215	$970	$1,746	$3,782
with redemption	$315	$970	$1,746	$3,782

Old Mutual 2021-2030 Moderate Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$101	$332	$599	$1,360
Class A	$718	$1,304	$1,914	$3,551
Class C
without redemption	$227	$996	$1,785	$3,849
with redemption	$327	$996	$1,785	$3,849

Old Mutual 2021-2030 Aggressive Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$107	$350	$629	$1,426
Class A	$724	$1,320	$1,941	$3,605
Class C
without redemption	$233	$1,013	$1,812	$3,900
with redemption	$333	$1,013	$1,812	$3,900

Old Mutual 2031-2040 Conservative Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$97	$319	$576	$1,312
Class A	$709	$1,287	$1,890	$3,511
Class C
without redemption	$218	$979	$1,760	$3,809
with redemption	$318	$979	$1,760	$3,809

Old Mutual 2031-2040 Moderate Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$104	$341	$614	$1,394
Class A	$721	$1,313	$1,929	$3,581
Class C
without redemption	$230	$1,005	$1,800	$3,876
with redemption	$330	$1,005	$1,800	$3,876

Old Mutual 2031-2040 Aggressive Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$107	$350	$629	$1,426
Class A	$724	$1,320	$1,941	$3,605
Class C
without redemption	$233	$1,013	$1,812	$3,900
with redemption	$333	$1,013	$1,812	$3,900

Old Mutual 2041-2050 Conservative Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$99	$326	$587	$1,335
Class A	$711	$1,293	$1,899	$3,530
Class C
without redemption	$220	$985	$1,770	$3,827
with redemption	$320	$985	$1,770	$3,827

Old Mutual 2041-2050 Moderate Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$105	$344	$619	$1,404
Class A	$722	$1,315	$1,933	$3,588
Class C
without redemption	$231	$1,007	$1,802	$3,883
with redemption	$331	$1,007	$1,802	$3,883

Old Mutual 2041-2050 Aggressive Fund	1 Year	3 Years	5 Years	10 Years
Institutional Class	$107	$350	$629	$1,426
Class A	$724	$1,320	$1,941	$3,605
Class C
without redemption	$233	$1,013	$1,812	$3,900
with redemption	$333	$1,013	$1,812	$3,900

_____________________________________
Distributor: Old Mutual Investment Partners
R-09-498  05/2009

OLD MUTUAL FUNDS III

Old Mutual Heitman Global Real Estate Securities Fund

Supplement dated May 5, 2009

to the Prospectus dated April 22, 2009

This Supplement updates certain information contained in the currently effective Prospectus of the above-referenced fund, a series fund of Old Mutual Funds III (the “Fund”).  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The sections of the Prospectus entitled “Fund Summary – Fees and Expenses” and “Fund Summary – Expense Example” are amended by replacing the sections in their entirety with the following:

Fees and Expenses

The table below summarizes the shareholder fees and annual fund operating expenses you may pay as an investor in the Fund.  Shareholder fees are paid directly from your account.  Annual operating expenses are paid out of the Fund’s assets.  Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table	Institutional Class	Class A	Class C
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None 1	1.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00
Redemption/Exchange Fee 2 (as a percentage of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses 3	1.79%	2,657.72%	2,657.61%
Acquired (Underlying) Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses4	2.80%	2,658.98%	2,659.62%
Fee Waivers and/or Expense Reimbursement	(1.54%)	(2,657.42%)	(2,657.31%)
Net Operating Expenses 5	1.26%	1.56%	2.31%

1	If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

2	Imposed on redemptions within 10 calendar days of purchase.

3	Other Expenses for Class A and Class C shares are based on estimated amounts for the current fiscal year.

4
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets of each Portfolio stated in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

5
The Adviser contractually agreed to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to 1.25% for Institutional Class shares through December 31, 2011, and to 1.55% and 2.30% for Class A and Class C shares, respectively, through December 31, 2010.

Effective January 1, 2011 through December 31, 2019 for Class A and Class C shares, and effective January 1, 2012 through December 31, 2019 for Institutional Class shares, the Adviser contractually agreed to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75%, 3.00% and 3.75% for Institutional Class, Class A and Class C shares.

Expense Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what you could pay in expenses over time based on the operating expenses and expense caps described in the Fees and Expenses table above.  It uses the same hypothetical conditions other funds use in their prospectuses:  $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period.  Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$128	$561	$1,182	$2,861
Class A	$725	$1,323	$1,945	$3,614
Class C
with redemption	$334	$1,016	$1,817	$3,909
without redemption	$234	$1,016	$1,817	$3,909

___________________________________________
Distributor: Old Mutual Investment Partners
R-09-499  05/2009